11. Equity (Details Narrative) - USD ($)		1 Months Ended						2 Months Ended		3 Months Ended					4 Months Ended			5 Months Ended									6 Months Ended		7 Months Ended	8 Months Ended			9 Months Ended						10 Months Ended			12 Months Ended
	Jan. 06, 2020	May 08, 2020	Apr. 23, 2020	Jan. 28, 2020	May 14, 2019	May 01, 2019	Apr. 23, 2019	Jun. 01, 2019	May 25, 2019	Jul. 10, 2020	Jun. 16, 2020	Jul. 15, 2019	Jul. 08, 2019	Jul. 03, 2019	Aug. 13, 2020	Aug. 10, 2020	Jul. 31, 2020	Sep. 14, 2020	Sep. 09, 2020	Sep. 01, 2020	Aug. 20, 2020	Aug. 19, 2020	Sep. 09, 2019	Sep. 07, 2019	Sep. 01, 2019	Aug. 30, 2019	Oct. 02, 2020	Sep. 27, 2019	Oct. 21, 2020	Nov. 25, 2020	Nov. 23, 2020	Dec. 03, 2019	Dec. 31, 2020	Dec. 23, 2020	Dec. 22, 2020	Jan. 06, 2020	Dec. 31, 2019	Dec. 22, 2019	Feb. 10, 2021	Feb. 04, 2021	Jan. 19, 2021	Mar. 31, 2021	Mar. 23, 2021	Mar. 31, 2020
Stock issued for services, value																																										$ 89,333		$ 688,000
Proceeds from sale of stock																																										1,655,000		400,000
Stock issued for acquisition, value																																												185,400
Stock issued conversion of note, amount																																										1,427,707
Loss on extinguishment of debt																																										$ 55,568		0
Purchase of cancelled stock, value																																												$ 189,141
B2MG [Member]
Stock returned during period, shares																																						21,954,800
Stock returned during period, value																																						$ 109,773
United Combat League [Member]
Stock issued for acquisition, shares						6,000,000
Payment for acquisition						$ 20,000
Strike Hard Productions LLC [Member]
Stock issued for acquisition, shares																									9,000,000
Payment for acquisition																									$ 20,000
GS Capital [Member]
Stock purchased from acquisition																																14,062,500
Payment for acquisition																																$ 101,250
One More Gym LLC [Member]
Stock issued for acquisition, shares																																				6,000,000
Payment for acquisition																																				$ 30,000
Common Stock
Stock issued for services, shares							4,000,000	67,000,000				30,500,000		6,000,000																			3,733,333
Stock issued for services, value							$ 25,600	$ 428,800				$ 195,200		$ 38,400																			$ 26,133
Stock issued new, shares					1,562,500				11,718,750						13,333,334			22,000,000		13,333,334		13,333,334	11,718,750	7,812,500		15,625,000																	297,500,000
Proceeds from sale of stock					$ 10,000				$ 75,000						$ 100,000			$ 165,000		$ 100,000		$ 100,000	$ 75,000	$ 50,000		$ 100,000																	$ 1,190,000
Stock issued for cancellation of notes receivable, shares																												7,500,000
Stock issued for cancellation of notes receivable, value																												$ 75,000
Common Stock | GS Capital [Member]
Stock issued for conversion of note, shares			4,292,915														5,071,885		12,123,426		8,468,394						33,934,758		14,521,245	15,120,623					8,330,328				26,279,805	11,659,246	15,087,285
Stock issued conversion of note, amount			$ 7,341														$ 16,558		$ 262,363		$ 155,914						$ 239,298		$ 98,279	$ 84,823					$ 44,185				$ 394,197	$ 59,462	$ 69,402
Loss on extinguishment of debt																			60,298		3,896						42,678		10,665	2,536					2,337
Purchase of cancelled stock, shares				11,718,750
Purchase of cancelled stock, value				$ 87,891
Common Stock | GS Capital [Member] | Principal [Member]
Stock issued conversion of note, amount																	7,500		55,000		12,500						108,000		45,000	35,000					20,000				62,000	27,000	35,000
Loss on extinguishment of debt																																							2,760	1,012	1,288
Common Stock | GS Capital [Member] | Accrued Interest [Member]
Stock issued conversion of note, amount																	$ 488		$ 4,075		$ 871						7,196		3,136	2,754					1,692				5,531	2,521	3,145
Common Stock | GS Capital [Member] | Conversion Fees [Member]
Stock issued conversion of note, amount																											$ 750		$ 350	$ 350					$ 350				$ 350	$ 350	$ 350
Common Stock | WLESLPLLC [Member]
Stock issued for conversion of note, shares		12,000,000
Stock issued conversion of note, amount		$ 30,000
Loss on settlement of debt		$ 18,281
Common Stock | Veyo Partners LLC [Member]
Stock issued for services, shares										4,000,000	4,000,000					4,000,000
Stock issued for services, value										$ 14,000	$ 14,400					$ 34,800
Common Stock | Subscription Agreement [Member]
Stock issued new, shares													14,062,500
Proceeds from sale of stock													$ 90,000
Common Stock | United Combat League [Member]
Stock issued for acquisition, shares								6,000,000
Stock issued for acquisition, value								$ 39,000
Common Stock | Pinnacle Combat [Member]
Stock issued for acquisition, shares												8,000,000
Stock issued for acquisition, value												$ 51,200
Common Stock | Strike Hard Productions LLC [Member]
Stock issued for acquisition, shares																																					9,000,000
Stock issued for acquisition, value																																					$ 57,600
Common Stock | One More Gym LLC [Member]
Stock issued for acquisition, shares	6,000,000
Stock issued for acquisition, value	$ 31,800
Employment Agreement [Member] | Series B Convertible Preferred Stock [Member]
Shares issued for compensation, shares																															40,000,000
Employment Agreement [Member] | Common Stock
Shares issued for compensation, shares																															80,000,000
Shares issued for compensation, value																															$ 320,000
CSPA [Member] | Triton Funds, LP [Member]
Sale of stock, fair value																																		$ 2,500,000
Warrants issued to purchase common stock																																		125,000,000
Fair value of warrants issued																																		$ 566,261